Consolidated Statements of Comprehensive (Loss) / Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Revenues	$ 84,012	$ 98,517	$ 113,562
Revenues - related party (Note 4)	69,938	31,799	11,030
Total revenues	153,950	130,316	124,592
Expenses:
Voyage Expenses (Note 10)	5,114	11,565	7,009
Voyage expenses related party (Notes 4, 10)	554	165	0
Vessel operating expenses - related party (Notes 4, 10)	23,634	30,516	30,261
Vessel operating expenses (Note 10)	22,126	4,949	1,034
General and administrative expenses (Note 4)	9,159	10,609	3,506
Gain on sale of vessels to third parties (Note 5)	(1,296)	0	0
Depreciation (Note 5)	48,235	37,214	31,464
Vessels' impairment charge (Note 5)	43,178	0	0
Operating income	3,246	35,298	51,318
Non operating income (expense),net:
Gain from bargain purchase (Note 3)	0	82,453	0
Other income (expense):
Interest expense and finance cost	(26,658)	(33,820)	(33,259)
Gain on interest rate swap agreement (Note 8)	1,448	2,310	0
Interest and other income	775	879	860
Total other expense, net	(24,435)	(30,631)	(32,399)
Partnership's Net (loss)/ income	(21,189)	87,120	18,919
Less:
Net income attributable to CMTC operations	0	0	983
Net (loss) / income	(21,189)	87,120	17,936
Preferred unit holders' interest in Partnership's net income	10,809	0	0
General Partners' interest in Partnership's net (loss) / income	(640)	1,742	359
Common unit holders' interest in Partnership's net (loss) / income	(31,358)	85,378	17,577
Limited Partner's net (loss) / income per (Note 15):
Common units (basic and diluted)	$ (0.46)	$ 1.78	$ 0.54
Weighted-average units outstanding:
Common units (basic and diluted)	68,256,072	47,138,336	32,437,314
Comprehensive (loss)/ income:
Partnership's net (loss)/ income	(21,189)	87,120	18,919
Other Comprehensive income:
Unrealized gain on derivative instruments (Note 8)	10,762	17,518	4,426
Comprehensive (loss)/income:	$ (10,427)	$ 104,638	$ 23,345